File No. 333-45757
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER EQUITY TRUST,  GROWTH STOCK
      SERIES 22
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on August 29, 2000) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at one-thirty-eighth of 1 percent of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $0 was paid on March 29, 2000 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                          PAINEWEBBER EQUITY TRUST,
                        GROWTH STOCK SERIES 22
Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.

  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.

        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.

  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.

  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.

  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.

  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.


PAINEWEBBER EQUITY TRUST
            GROWTH STOCK SERIES TWENTY TWO
(The Information Revolution Wars)
             (A Unit Investment Trust)
18,592,316 Units




Portfolio of Common Stocks

Designed for Above-Average Capital Appreciation

Annual Capital Distributions



 This Prospectus consists of two parts: Part A and Part B. Parts A and B should both be attached for this Prospectus to be complete.


The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





SPONSOR:
PAINEWEBBER INCORPORATED




PROSPECTUS PART A DATED AUGUST 29, 2000

No person is authorized to give any information
or make any representations about this Trust not
contained in this Prospectus, and you should not
rely on any other information. Read and keep both
parts of this prospectus for future reference.
Table of Contents
Part A                                    Page
Brief Description of the Trust's
 Investment Portfolio...........  ......  A - 3
Is this Trust Appropriate for You?        A - 4
Summary of Risks.                         A - 4
Essential Information Regarding the Trust A - 6
Report of Independent Auditors.           A - 7
Statement of Financial Condition          A - 8
Statement of Operations                   A - 9
Statement of Changes in Net Assets        A - 10
Notes to Financial Statements             A - 11
Schedule of Investments                   A - 12
Part B
The Composition of the Trust's Portfolio  B - 1
About the Trust...........................B - 1
Risk Factors and Special Considerations...B - 2
Federal Income Taxes......................B - 5
Public Offering of Units..................B - 6
   Public Offering Price..................B - 6
   Sales Charge and Volume Discount.......B - 6
   Employee Discount......................B - 7
   Exchange Option........................B - 7
   Conversion Option......................B - 9
   Distribution of Units..................B - 9
   Secondary Market for Units.............B - 9
   Sponsor's Profits......................B - 10
Redemption................................B - 10
Valuation.................................B - 11
Comparison of Public Offering Price and
  Redemption Value..................      B - 12
Expenses of the Trust.....................B - 12
Rights of Unitholders.....................B - 13
Distributions.............................B - 13
Reinvestment Plan.........................B - 13
Administration of the Trust...............B - 13
   Accounts...........................    B - 13
   Reports and Records....................B - 14
   Portfolio Supervision..................B - 14
Amendment of the Indenture................B - 15
Termination of the Trust..................B - 15
Sponsor...................................B - 16
Code of Ethics............................B - 16
Trustee...................................B - 16
Independent Auditors......................B - 17
Legal Opinions..........................  B - 17

PAINEWBBER EQUITY TRUST, GROWTH STOCK SERIES
TWENTY TWO
(The Information Revolution Wars)  -  PART A

Brief Description of the Trust's Investment
Portfolio

1. The Trust's Objective.

The Trust seeks to provide capital appreciation through an investment primarily in a portfolio of common stocks issued by a variety of domestic companies.

PaineWebber selected the stocks in the Trust's
Portfolio on May 19, 1999 by choosing stocks it believed were "growth stocks", meaning those stocks whose earnings growth rate is greater than that of the market as a whole, as measured against the Standard & Poor's 500 Index*.

PaineWebber chose these stocks for their capital appreciation potential, not for their income potential. Many of the stocks currently pay little or no dividend income.

As of April 30, 2000, 100% of the Trust's
Portfolio was invested in common stocks as described briefly below.

2. Brief Description of the Trust's Portfolio.

The Trust plans to hold until its termination a diversified portfolio of stocks which PaineWebber selected on May 19, 1999, the first day of the Trust. As of that date PaineWebber believed that the Internet will significantly alter the landscape of the global economy, and that it will enhance and intensify the struggles for survival, growth prospects and market dominance among businesses worldwide. PaineWebber terms these struggles the "The Information Revolution Wars".
In PaineWebber's opinion, the Internet will pose both opportunities and threats to virtually all segments of the U.S. economy. PaineWebber has analyzed the past and present impact of the Internet and believes it may have identified those companies poised to survive and thrive amidst "The Information Revolution Wars." Unless terminated sooner, the Trust is scheduled to terminate on June 1, 2004 regardless of market conditions at the time.

The Trust is a unit investment trust which means that, unlike a mutual fund, the Trust's Portfolio is not managed and stocks are not sold because of market changes.

On April 30, 2000, the aggregate market value of
the Trust Portfolio was $186,983,465. The common
stocks in the Trust's Portfolio have been issued
by companies who receive income and derive
revenues from multiple industry sources, but
whose primary industry is listed in the "Schedule
of Investments" in this Prospectus Part A.
                              Approximate Percent
                              of Aggregate
Primary                       Market Value
Industry Source               of the Trust

Air Freight Transportation     .97%
Airlines                       .71
Apparel Manufacturers         2.17
Auction House/Art Dealer       .66
Beverages                     2.59
Broadcast Services            1.57
Computers-Hardware/Software   8.81
                              (Continued)

* The Standard & Poor's 500 Index is an unmanaged
index which, in PaineWebber's opinion, constitutes
a broadly diversified, representative segment of
the market of publicly traded stocks in the United
States.
                              Approximate Percent
                              of Aggregate
Primary                       Market Value
Industry Source               of the Trust

Cosmetics & Toiletries        1.49%
Cruise Lines                   .89
Financial Institutions/Banks 12.73
Insurance-Multi-Line          5.47
Internet Software             3.88
Multimedia                    4.23
Networking Products           3.57
Office Automation & Equipment  .68
Printers & Related Products   2.80
Radio                         1.85
REITS-Warehouse/Industrial    3.16
Retail-Apparel/Shoe           6.21
Retail-Building Products      3.59
Retail-Catalog Shopping/Mail
Order                         3.59
Retail-Discount               4.00
Retail-Internet               3.26
Retail-Jewelry                4.37
Retail-Office Supplies        1.86
Retail-Restaurants            1.26
Telecommunications           11.51
Toys                           .73
Travel Services               1.39


Is this Trust Appropriate for You?

Yes, if you are seeking capital
appreciation over the life of the Trust by investing in common stocks issued by companies which PaineWebber selected for their growth potential. You will benefit from a professionally selected portfolio whose risk is reduced by investing in stocks of several different issuers.

No, if you want a speculative investment that changes to take advantage of market movements, if you are unable or unwilling to assume the risks involved generally with equity investments or if you need current income.

Summary of Risks

You can lose money by investing in the
Trust. This can happen for various reasons. A further discussion of the risks summarized below can be found in Part B of this Prospectus.

1. Risks of Investing in the Trust

Certain risks are involved with an
investment in a unit trust which holds common stocks. For example:

The Trust, unlike a mutual fund, is not "managed" and stocks will not be sold by the Trust to take advantage of market fluctuations.

The Trust Portfolio may not remain constant during the life of the Trust. The Trustee may be required to sell stocks to pay Trust expenses, to tender stocks under certain circumstances or to sell stocks in the event certain negative events occur.

The sale of stocks from the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount you receive upon termination may be less than the amount you paid.

If many investors sell their Units, the Trust will have to sell stocks. This could reduce the diversification of your investment and increase your share of Trust expenses.

The price of your Units depends upon the full range of economic and market influences including the prices of equity securities, the condition of the stock markets and other economic influences that affect the global or United States economy.

Assuming no changes occur in the prices of the stocks held by the Trust, the price you paid for your Units will generally be less than the price you paid because your purchase price included a sales charge.

The stocks in the Trust's Portfolio will generally trade on a domestic stock exchange or in the over-the-counter market. PaineWebber cannot assure you that a liquid trading market will exist. The value of the Trust's Portfolio, and of your investment, may be reduced if trading in one or more stocks is limited or absent.

Additional stocks and Treasury obligations may be acquired by the Trust when additional Units are to be offered to the public. Costs incurred in acquiring such additional stocks and Treasury obligations will be borne by the Trust.
Unitholders will experience a dilution of their investment as a result of such brokerage fees and other expenses paid by the Trust during the additional deposits of securities purchased by the Trustee with cash or cash equivalents.

2. Risks of Investing in Stocks

Investing always involves risk. The risks described below are the most significant risks associated with investing in the stocks held by the Trust.

Holders of common stocks such as those held by the Trust have rights that are generally inferior to the holders of debt obligations or preferred stocks.

Common stocks are not obligations of the issuer.
Therefore, they do not provide any assurance of income or provide the degree of protection of debt securities.

The stocks held by the Trust can be expected to fluctuate in value depending on a wide variety of factors, such as economic and market influences affecting corporate profitability, financial condition of issuers, changes in worldwide or national economic conditions, the prices of equity securities in general and the Trust's stocks in particular.

ESSENTIAL INFORMATION REGARDING THE TRUST
              As of April 30, 2000
Sponsor:   PaineWebber Incorporated
Trustee:   Investors Bank & Trust Co.
Initial Date of Deposit: May 19, 1999
Aggregate Market Value of Securities in Trust:                         $186,983,465

Number of Units:                                                       18,592,316

Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                             1/18,592,316th

Calculation of Public Offering Price Per Unit*

Aggregate Value of Net Assets in Trust                                 $183,721,209

Divided by 18,592,316 Units                                            $9.8816

Plus Sales Charge of 1.00% of Public Offering Price                    $0.0998

Public Offering Price per Unit                                         $9.9814

Redemption Value per Unit:                                             $9.8816

Excess of Public Offering Price over Redemption Value per Unit:        $0.0998

Sponsor's Repurchase Price Per Unit:                                   $9.8816

Excess of Public Offering over Sponsor's Repurchase Price per Unit:    $0.0998

Evaluation Time:                                                       4 P.M. New York Time

Income Account Distribution Dates* *:                                  September 25, 1999 and quarterly
                                                                       thereafter and on the Mandatory
                                                                       Termination Date.

Capital Account Distribution Dates* *:                                 December 31, 1999 and annually
                                                                       thereafter and on the Mandatory
                                                                       Termination Date. No distributions
                                                                       of less than $.05 per Unit need be
                                                                       made from the Capital Account on
                                                                       any Distribution Date.

Record Dates:                                                          March 10, June 10, September 10,
                                                                       December 10

Mandatory Termination Date:                                            June 1, 2004

Discretionary Liquidation Amount:                                      50% of the value of the Securities
                                                                       upon completion of the deposit of
                                                                       the Securities

Estimated Annual Expenses of the Trust* * *                            $.0300 per Unit

    *  The Public Offering Price will be based
upon the value of the Stocks next computed following receipt of the purchase order plus the applicable sales charges. (See "Valuation").
   * * See "Distributions"
 * * * See "Expenses of Trust". Estimated dividends from the Stocks, based upon last dividends actually paid, are expected by the Sponsor to be
sufficient to pay estimated expenses of the Trust.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND TRUSTEE
THE PAINEWEBBER EQUITY TRUST, GROWTH STOCK SERIES
TWENTY TWO:

 We have audited the accompanying statement of financial condition, including the schedule of investments, of The PaineWebber Equity Trust,
Growth Stock Series Twenty Two as of April 30,
2000 and the related statements of operations and changes in net assets for the period from May 19, 1999 (initial date of deposit) to April 30, 2000.
These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April
30, 2000, as shown in the statement of financial condition and schedule of investments, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The PaineWebber Equity
Trust, Growth Stock Series Twenty Two at April 30,
2000 and the results of its operations and changes in its net assets for the period from May 19, 1999 to April 30, 2000, in conformity with accounting principles generally accepted in the United
States.
                       ERNST & YOUNG LLP
New York, New York
August 22, 2000

            THE PAINEWEBBER EQUITY TRUST,
            GROWTH STOCK SERIES TWENTY TWO
           STATEMENT OF FINANCIAL CONDITION
                April 30, 2000
                  ASSETS
Common Stock - at market value (Cost $174,522,120)
(note 1 to schedule of investments)                  $186,983,465
Dividends receivable                                 53,173
Accounts Receivable - Securities Sold                277,723
Cash                                                 226,296

Total Assets                                         $187,540,657
    LIABILITIES AND NET ASSETS
Accounts Payable - Units Redeemed                                             $291,589
Accrued expenses payable                                                      3,527,859

Total Liabilities                                                             $3,819,448
Net assets (18,592,316 units of fractional undivided interest outstanding):
Cost of 18,592,316 units (note B)                                             $176,284,970
Less sales charge (note C)                                                    (1,762,850)
Net amount applicable to investors                                            174,522,120
Net unrealized market appreciation (note D)                                   12,461,345
Net amount applicable to unitholders                                          186,983,465
Undistributed investment income-net                                           132,500
Overdistributed proceeds from securities sold                                 (3,394,756)
Net assets                                                                    183,721,209
Total liabilities and net assets                                              $187,540,657
Net asset value per Unit                                                      $9.8816
 See accompanying notes to financial statements.

            THE PAINEWEBBER EQUITY TRUST,
GROWTH STOCK SERIES TWENTY TWO
              STATEMENT OF OPERATIONS
                                                           For the Period
                                                           from May 19,
                                                           1999 (initial date
                                                           of deposit) to
                                                           April 30,
                                                           2000
Operations:
Dividend Income                                            $1,469,313
Total investment income                                    1,469,313
Less expenses:
Trustee's fees, expenses and evaluator's expense           4,016,189
Total expenses                                             4,016,189
Investment Income-net                                      (2,546,876)
Realized and unrealized gain on investments-net:
Net realized gain on securities transactions               308,318
Net change in unrealized market appreciation               12,461,345
Net realized and unrealized gain on investments            12,769,663
Net increase in net assets resulting from operations       $10,222,787
 See accompanying notes to financial statements

            THE PAINEWEBBER EQUITY TRUST,
            GROWTH STOCK SERIES TWENTY TWO
          STATEMENT OF CHANGES IN NET ASSETS
                                                           For the Period
                                                           from May 19,
                                                           1999 (initial date
                                                           of deposit) to
                                                           April 30,
                                                           2000
Operations:
Investment income-net                                      ($2,546,876)
Net realized gain on securities transactions               308,318
Net change in unrealized market appreciation               12,461,345
Net increase in net assets resulting from operations       10,222,787
Less: Distributions to Unitholders (Note E)
Principal                                                  2,350,241
Investment Income                                          775,506
Total Distributions                                        3,125,747
Less: Units Redeemed By Unitholders (Note F)
Value of units redeemed at date of redemption              40,196,545
Undistributed income at date of redemption                 29,022
Total Redemptions                                          40,225,567
Decrease in net assets                                     (33,128,527)
Net Assets:
Beginning of Period                                        ---
Supplemental Deposits                                      216,849,736
End of Period                                              $183,721,209
  See accompanying notes to financial statements.

            NOTES TO FINANCIAL STATEMENTS
                April 30, 2000
(A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Security transactions are accounted for on the
date the securities are purchased or sold.
(B) Cost to investors represents the initial
public offering price as of the initial date of
deposit, and the value of units through
supplemental deposits computed on the basis set
forth under "Public Offering Price of Units".
(C) Sales charge in the Initial Public Offering
period was 1.00% (1.01% of the net amount
invested). See "Public Offering of Units - Sales
Charge and Volume Discount", for information
relating to the secondary market.
(D) At April 30, 2000, the gross unrealized
market appreciation was $37,623,094 and the gross
unrealized market depreciation was ($25,161,749).
The net unrealized market depreciation was
$12,461,345.
(E) Regular distributions of net income and
principal receipts not used for redemption of
units are made quarterly. Special distributions
may be made as the Sponsor and Trustee deem
necessary to comply with income tax regulations.
(F) The following units were redeemed with
proceeds of securities sold as follows:
                                                                   For the Period
                                                                   from May 19,
                                                                   1999 (initial date
                                                                   of deposit) to
                                                                   April 30,
                                                                   2000
Total number of units redeemed                                     4,057,000
Redemption amount                                                  $40,225,567
The following units were sold through supplemental deposits:
Number of units sold                                               22,548,623
Value of amount, net of sales charge                               $215,859,716

             THE PAINEWEBBER EQUITY TRUST,
            GROWTH STOCK SERIES TWENTY TWO
               SCHEDULE OF INVESTMENTS
              As of April 30, 2000
COMMON STOCKS (100%)
Name of Issuer                                          Number of Shares       Market Value(1)
Air Freight Transportation: (.97%)
FDX Corporation*                                        48,143                 $1,814,389
Airlines: (.71%)
AMR Corporation*                                        38,880                 1,324,350
Apparel Manufacturers: (2.17%)
Gucci Group                                             38,880                 3,406,860
Tommy Hilfiger Corporation*                             74,061                 652,663
Auction House/Art Dealer: (.66%)
Sotheby's Holdings, Inc.                                74,064                 1,226,685
Beverages: (2.59%)
LVMH (Louis Vuitton Moet Hennessy) ~                    54,874                 4,842,630
Broadcast Services: (1.57%)
Clear Channel Communications, Inc.*                     40,733                 2,932,776
Computers-Hardware/Software: (8.81%)
Dell Computer Corporation*                              64,808                 3,248,501
International Business Machines Corporation (IBM)       22,221                 2,480,419
Microsoft Corporation*                                  37,027                 2,582,633
Sun Microsystems, Inc.*                                 88,878                 8,171,220
Cosmetics & Toiletries: (1.49%)
The Estee Lauder Companies Inc.                         62,952                 2,777,757
Cruise Lines: (.89%)
Carnival Corporation                                    66,659                 1,658,143
Financial Institutions/Banks: (12.73%)
Citigroup Inc.                                          66,658                 3,961,985
Donaldson, Lufkin & Jenrette, Inc.                      38,880                 1,620,810
Merrill Lynch & Co., Inc.                               37,027                 3,774,440
Morgan Stanley Dean Witter & Co.                        59,244                 4,546,977
State Street Corporation                                37,027                 3,586,991
The Bank of New York Company, Inc.                      79,619                 3,269,355
Wells Fargo & Company                                   74,064                 3,041,253
Insurance-Multi-Line: (5.47%)
Berkshire Hathaway Inc.*                                1,298                  2,487,130
Hartford Life, Inc.                                     57,397                 2,826,802
Nationwide Financial Services, Inc.                     62,953                 1,754,815
The Allstate Corporation                                77,768                 1,837,269
The Progressive Corporation                             20,366                 1,332,700
Internet Software: (3.88%)
America Online, Inc.*                                   40,728                 2,436,044
Yahoo! Inc.*                                            37,037                 4,824,069
Multimedia: (4.23%)
The Walt Disney Company                                 98,130                 4,250,256
Time Warner Inc.                                        40,733                 3,663,424
Networking Products: (3.57%)
Cisco Systems, Inc.*                                    96,285                 6,675,255
Office Automation & Equipment: (.68%)
Xerox Corporation                                       48,143                 1,272,781
Printers & Related Products: (2.80%)
Lexmark International Group, Inc.*                      44,439                 5,243,801
Radio: (1.85%)
Infinity Broadcasting Corporation*                      101,836                3,456,059

                                                                               (Continued)

            THE PAINEWEBBER EQUITY TRUST,
            GROWTH STOCK SERIES TWENTY TWO
              SCHEDULE OF INVESTMENTS
              As of April 30, 2000
COMMON STOCKS (100%)
Name of Issuer                                    Number of Shares       Market Value(1)
REITS-Warehouse/Industrial: (3.16%)
AMB Property Corporation                          129,611                $2,859,543
EastGroup Properties, Inc.                        146,272                3,044,286
Retail-Apparel/Shoe: (6.21%)
Abercrombie & Fitch Co.*                          70,358                 773,938
AnnTaylor Stores Corporation*                     64,808                 1,340,716
Intimate Brands, Inc.                             61,345                 2,361,783
The Gap, Inc.                                     69,431                 2,551,589
The Talbots, Inc.                                 90,721                 4,587,081
Retail-Building Products: (3.59%)
Lowe's Companies, Inc.                            53,698                 2,658,051
The Home Depot, Inc.                              72,214                 4,048,497
Retail-Catalog Shopping/Mail Order: (3.59%)
Lands' End, Inc.*                                 66,659                 2,820,509
Lillian Vernon Corporation                        107,389                1,020,196
Spiegel, Inc.*                                    348,094                2,871,776
Retail-Discount: (4.00%)
Costco Wholesale Corporation (2)*                 74,052                 4,003,436
Wal-Mart Stores, Inc.                             62,953                 3,486,022
Retail-Internet: (3.26%)
Amazon.com, Inc.*                                 44,411                 2,450,932
EBay, Inc.*                                       14,814                 2,358,204
Priceline.com Incorporated*                       20,366                 1,288,150
Retail-Jewelry: (4.37%)
Tiffany & Co.                                     70,360                 5,114,292
Zale Corporation*                                 74,064                 3,055,140
Retail-Office Supplies: (1.86%)
Office Depot, Inc.*                               139,050                1,468,716
Staples, Inc.*                                    105,538                2,011,818
Retail-Restaurants: (1.26%)
Starbucks Corporation*                            77,768                 2,351,269
Telecommunications: (11.51%)
AT&T Corp                                         48,143                 2,247,676
Level 3 Communications, Inc.*                     33,326                 2,966,014
Lucent Technologies Inc.                          48,143                 2,993,893
MCI WorldCom, Inc.*                               49,992                 2,271,512
Nextel Communications, Inc.*                      75,910                 8,307,400
Qwest Communications International Inc.*          62,951                 2,730,500
Toys: (.73%)
Mattel, Inc.                                      111,092                1,360,877
Travel Services: (1.39%)
The SABRE Group Holdings, Inc.*                   74,373                 2,598,407
TOTAL INVESTMENTS                                                        $186,983,465
 (1) Valuation of Securities was made by the
Trustee as described in "Valuation".
 (2) Name changed from Costco Companies, Inc.
  * Non-income producing.
 ~ These shares are U.S. dollar denominated
and pay dividends in U.S. dollars but are subject
to investment
  risks generally facing common stocks of
foreign issuers. (See "Risk Factors and Special
Considerations.")


             PAINEWEBBER EQUITY TRUST
GROWTH STOCK SERIES 22
               PROSPECTUS PART B
PART B OF THIS PROSPECTUS MAY NOT BE
DISTRIBUTED
            UNLESS ACCOMPANIED BY PART A.

Part B contains a description of the important features of the PaineWebber Equity Trust Growth
Stock Series 22 and also includes a more detailed discussion of the investment risks that a Unitholder might face while holding Trust Units.

           THE COMPOSITION OF THE PORTFOLIO

 In constructing the Trust's portfolio on May
19, 1999, PaineWebber believed that Phase I of the "Information Revolution" consisted of the "digitization" of individual enterprises.
PaineWebber uses the term "digitization" to refer to the process by which information is transformed into digital code ("bits" and "bytes") so that such information can be read, manipulated and stored by a computer.
Once this "digitization" process began,
networks of increasingly ubiquitous computers were created, starting with mainframe computers in the 1950s and 1960s, minicomputers in the 1970s and 1980s, and personal computers ("PCs") in the 1980s and 1990s. PaineWebber observes that this
"digitization" process mainly increased the speed and efficiency of conducting traditional ways of doing business.

 In PaineWebber's opinion, the Internet
represents Phase II of the "Information
Revolution", during which electronic devices will proliferate and will all be digitally linked to each other. PaineWebber believes that the Internet is more than just a communication tool and is a revolutionary new technology that redefines the concept of information or "content." "Content", in
PaineWebber's opinion, is no longer the
information that historically has been
delivered via traditional media, such as books, movies and recordings, but is now becoming any portion of global Gross Domestic
Product that can be "digitized." Thus, the Internet promises wealth producing activities to the creators and distributors of "content" as well as facilitating easy delivery of "content" to anyone with access to the Internet.

                ABOUT THE TRUST

 The Trust is one of a series of similar but separate unit investment trusts created under New York law by the Sponsor pursuant to a Trust Indenture and Agreement* (the
"Indenture") dated as of the Initial Date of Deposit, between PaineWebber Incorporated, as
Sponsor and Investors Bank & Trust Company, as Trustee (the "Trustee"). The objective of the Trust is capital appreciation through an investment principally in equity stocks having, in Sponsor's opinion on the Initial
Date of Deposit, potential for capital
appreciation. Of course, there can be no assurance that the objective of the Trust will be achieved.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee confirmations of contracts for the purchase of Stocks together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price.
The value of the Securities was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Sponsor a receipt for Units representing the entire ownership of the Trust.

 With the deposit on the Initial Date of
Deposit, the Sponsor established a
proportionate relationship between the
Securities in the Trust (determined by
reference to the number of shares of each issue of Stock). The Sponsor may, from time to time, cause the deposit of Additional
Securities in the Trust when additional Units are to be offered to the public or pursuant to the Reinvestment Plan, maintaining as closely as practicable the original percentage relationship between the
Securities deposited on the Initial Date of Deposit and replicating any cash or cash equivalents held by the Trust

*Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
 (net of expenses). The original
proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event, to reflect a sale or maturity of a Security or to reflect a merger or reorganization or other similar occurrence.
In addition, under certain circumstances, e.g., if a Security held in the Trust is not readily available, in the opinion of the Sponsor, the Trust may acquire other securities, which, in its opinion, are of the same general quality as that of the Security originally deposited. Stock dividends issued in lieu of cash dividends, if any, received by the Trust will be sold by the Trustee and the proceeds therefrom shall be added to the Income Account. (See "Administration of the
Trust" and "Reinvestment Plan").

 On the Initial Date of Deposit each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information
Regarding the Trust". However, if additional
Units are issued by the Trust (through the deposit of Additional Securities for purposes of the sale of additional Units or pursuant to the Reinvestment Plan), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust".)

 Investors should be aware that the Trust, unlike a mutual fund, is not a "managed" fund and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under certain limited circumstances (see "Trust
Administration--Portfolio Administration").
In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation.

 Investors should note that PaineWebber, in its general securities business, acts as agent or principal in connection with the purchases and sales of equity securities, including the Securities in the Trust, and may act as a market maker in certain of the Securities. PaineWebber also from time to time issues reports and may make recommendations relating to equity securities, including the Securities in the Trust, and has provided, and may continue to provide, investment banking services to the issuers of the Securities.

 Investors should note in particular that the Securities were selected by the Sponsor as of the Initial Date of Deposit. The Trust may continue to purchase Additional Securities when additional Units are offered to the public or pursuant to the Reinvestment Plan, or may continue to hold Securities originally selected through this process. This may be the case even though the evaluation of the attractiveness of such Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust. In addition, the Sponsor may continue to sell Trust Units even if PaineWebber changes a recommendation relating to one or more Securities in the Trust.

RISK FACTORS AND SPECIAL CONSIDERATIONS

 An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 The Trust is not appropriate for investors who require high current income or seek conservation of capital.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the Stocks in the Trust may be expected to fluctuate over the life of the Trust.

 In addition, there are investment risks common to all equity issues. The Stocks may appreciate or depreciate in value depending upon a variety of factors, including the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, changes in national or worldwide economic conditions, and the prices of equity securities in general and the Stocks in particular. Distributions of income, generally made by declaration of dividends, is also dependent upon several factors, including those discussed above in the preceding sentence.

 Certain of the Stocks in the Trust may be ADRs which are subject to additional risks. (See
"Schedule of Investments.") ADRs evidence
American Depositary Shares ("ADS"), which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. (For purposes of this Prospectus, the term "ADR" generally includes "ADS".) ADRs involve certain investment risks that are different from those found in stocks issued by domestic issuers. These investment risks include potential political and economic developments, potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of dividends on the common stock of foreign issuers underlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities. Also, certain foreign issuers are not subject to reporting requirements under U.S. securities laws and therefore may make less information publicly available than that provided by domestic issuers.
Further, foreign issuers are not necessarily subject to uniform financial reporting, auditing and accounting standards and practices which are applicable to publicly traded domestic issuers.

 In addition, the securities underlying the ADRs held in the Trust are generally denominated, and pay dividends, in foreign currency. An investment in securities denominated and principally traded in foreign currencies involves investment risk substantially different than an investment in securities that are denominated and principally traded in U.S. dollars. This is due to currency exchange rate risk, because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are denominated. The Trust, however, will compute its income in United States dollars, and to the extent any of the Stocks in the Trust pay income or dividends in foreign currency, the Trust's computation of income will be made on the date of its receipt by the Trust at the foreign exchange rate then in effect. PaineWebber observes that, in the recent past, most foreign currencies have fluctuated widely in value against the U.S. dollar for many reasons, including the soundness of the world economy, supply and demand of the relevant currency, and the strength of the relevant regional economy as compared to the economies of the United States and other countries. Exchange rate fluctuations are also dependent, in part, on a number of economic factors including economic conditions within the relevant country, interest rate differentials between currencies, the balance of imports and exports of goods and services, and the transfer of income and capital from one country to another. These economic factors in turn are influenced by a particular country's monetary and fiscal policies, perceived political stability (particularly with respect to transfer of capital) and investor psychology, especially that of institutional investors, who make assessments of the future relative strength or weakness of a particular currency. As a general rule, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

 Investors should note that the creation of additional Units subsequent to the Initial Date of Deposit may have an effect upon the value of previously existing Units. To create additional
Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase
Additional Securities in amounts and in
percentage relationships described above under
"The Trust." To the extent the price of a Security increases or decreases between the time cash is deposited with instructions to purchase the Additional Security and the time the cash is used to purchase the Additional Security, Units will represent less or more of that Security and more or less of the other Securities in the Trust. Unitholders will be at risk because of price fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Security, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Additional
Securities as closely as possible to the Evaluation Time or at prices as closely as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs incurred in connection with the acquisition of Additional Securities will be at the expense of the Trust and will affect the value of every Unitholder's Units.

 In the event a contract to purchase a Stock to be deposited on the Initial Date of Deposit or any other date fails, cash held or available under a letter or letters of credit, attributable to such failed contract may be reinvested in another stock or stocks having characteristics sufficiently similar to the Stocks originally deposited (in which case the original proportionate relationship shall be adjusted) or, if not so reinvested, distributed to Unitholders of record on the last day of the month in which the failure occurred. The distribution will be made twenty days following such record date and, in the event of such a distribution, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract.

 Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities, or acquire new Securities, only under limited circumstances. (See the discussion below relating to disposition of Stocks which may be the subject of a tender offer, merger or reorganization under the caption "Administration of the Trust--
Portfolio Supervision".)

 A number of the Securities in the Trust may also be owned by other clients of the Sponsor.
However, because these clients may have
investment objectives which differ from that of the Trust, the Sponsor may sell certain
Securities from such clients' accounts in instances where a sale of such Securities by the Trust would be impermissible, such as to maximize return by taking advantage of attractive market fluctuations in such Securities. As a result, the amount realized upon the sale of the Securities from the Trust may not be the highest price attained for an individual Security during the life of the Trust.

 The Sponsor may have acted as underwriter, manager, or co-manager of a public offering of the Securities deposited into the Trust on the Initial Date of Deposit, or as an adviser to one or more of the issuers of the Securities, during the last three (3) years. The Sponsor or affiliates of the Sponsor may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of these Securities or in options on any of them, and may be on the opposite sides of public orders executed on the floor of an exchange where the Securities are listed. The
Sponsor may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or options on them. The Sponsor, its affiliates, directors, elected officers and employee benefits programs may have either a long or short position in any of the Securities or in options on them.

 The Sponsor does not know of any pending litigation that might reasonably be expected to have a material adverse effect on the Portfolio, although pending litigation may have a material adverse effect on the value of Securities in the Portfolio. In addition, at any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Portfolio or the issuers of such Securities.
Changing approaches to regulation may have a negative impact on certain companies represented in the Portfolio. There can be no assurance that future litigation, legislation, regulation or deregulation will not have a material adverse effect on the Portfolio or will not impair the ability of issuers of the Securities to achieve their business goals.

 Certain of the Stocks may be attractive
acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock based on the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. The Indenture contains provisions requiring the Trustee to follow certain procedures regarding mergers, acquisitions, tender offers and other corporate actions. Under certain circumstances, the
Trustee, at the direction of the Sponsor, may hold or sell any stock or securities received in connection with such corporate actions (see
"Administration of the Trust--Portfolio
Supervision").
              FEDERAL INCOME TAXES

 The Trust intends to continue to qualify for and elect tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By qualifying for and electing such treatment, subject to certain conditions and requirements, the Trust will not be subject to federal income tax to the extent its income is distributed to Unitholders in a timely manner. Any undistributed income may be subject to tax, including a four percent (4%) excise tax imposed by Section 4982 of the Code on certain undistributed income of a regulated investment company that does not distribute to shareholders in a timely manner at least ninety-eight percent (98%) of its taxable income
(including capital gains). The Trust intends to distribute all of its income, including capital gains, annually.

 The gross income of the Trust typically will include dividends, interest and gains on sales or other dispositions of Securities. In order to qualify as a "regulated investment company", the Trust must, among other things (1) in the course of a taxable year derive at least 90% of its gross income from dividends, interest, gains on sales or other dispositions of Securities and certain other sources (referred to herein as "eligible sources"), (2) meet certain diversification tests, and (3) distribute in each year at least 90% of its investment company taxable income. If during a taxable year it appears that less than 90% of the Trust income will be derived from eligible sources, the Sponsor may direct the Trustee to sell Securities which, upon the realization of sufficient aggregate gain, will enable the Trust to maintain its qualification as a regulated investment company.

 In any taxable year, the distributions of any ordinary income (such as dividends) and the excess of net short-term capital gains over net long-term capital losses will be taxable as ordinary income to Unitholders. A distribution paid shortly after a purchase of shares may be taxable even though, in effect, it may represent a return of capital to Unitholders. A dividend paid by the Trust in January will be considered for federal income tax purposes to have been paid by the Trust and received by the Unitholders on the preceding December 31, if the dividend was declared in the preceding October, November or December to Unitholders of record in any one of those months. Distributions which are taxable as ordinary income to Unitholders will not constitute dividends for purposes of the dividends-received deduction for corporations except for, and only to the extent of, a specific designation by the Trust.

 Distributions by the Trust that are designated by it as "net capital gain" will be taxable to Unitholders as long-term capital gain, regardless of the length of time the Units have been held by a Unitholder. Distributions will not be taxable to Unitholders to the extent that they represent a return of capital; such distributions will, however, reduce a Unitholder's basis in his Units, and to the extent they exceed the basis of his Units will be treated as a gain from the sale of his Units. Any loss realized by a Unitholder on the sale or exchange of Units that are held by him for not more than six months will be treated as a long-term capital loss to the extent of any long-term capital gain distributions paid to such Unitholder with respect to such Units.

 Unitholders will be taxed in the manner
described above regardless of whether
distributions from the Trust are actually received by the Unitholder or are reinvested pursuant to the Reinvestment Plan.

 Withholding For Citizen or Resident Investors.
In the case of any noncorporate Unitholder that is a citizen or resident of the United States, a 31 percent "backup" withholding tax will apply to certain distributions of the Trust unless the Unitholder properly completes and files under penalties of perjury, IRS Form W-9 (or its equivalent).

 The foregoing discussion of taxation is a general summary and relates only to certain aspects of the federal income tax consequences of an investment in the Trust for Unitholders that hold their Units as capital assets. Unitholders may also be subject to state and local taxation.
Each Unitholder should consult its own tax advisor regarding the Federal, state and local tax consequences to it of ownership of Units.

 Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh
Plans, and other tax-deferred retirement plans.
Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Investment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.
             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price per Unit is based on the aggregate market value of the Securities, next determined after the receipt of a purchase order, divided by the number of Units outstanding plus the sales charge set forth below. The public offering price per Unit is computed by dividing the Trust Fund
Evaluation, next determined after receipt of a purchase order by the number of Units outstanding plus the sales charge. (See "Valuation".) The
Public Offering Price on the Initial Date of
Deposit or on any subsequent date will vary from the Public Offering Price calculated on the business day prior to the Initial Date of Deposit due to fluctuations in the value of the Stocks among other factors.

 Sales Charge and Volume Discount. Subject to variations discussed below, Units will be charged a Total Sales Charge of 4.00% per Unit which is a combination of the Initial and Deferred Sales
Charges. The Initial Sales Charge will be 1.00% of the Public Offering Price. In the first year, assuming a purchase on the Initial Date of Deposit of 100 Units, the Initial Sales Charge will be
$10.00. Commencing in the seventh (7th) month of the Trust's first year (November, 1999) and continuing through the twelfth (12th) month of the Trust's first year (April, 2000) and then commencing again in the seventh (7th) month of the Trust's second year (November, 2000) and continuing through the twelfth (12th) month of the Trust's second year (April, 2001), the Deferred
Sales Charge per 100 Units will be $15.00 per year, approximately 1.50% of the Public Offering
Price. Because the Deferred Sales Charge per 100
Units is $15.00 per year for the first two years of the Trust, regardless of the price paid for Units, the Total Sales Charges expressed as a percentage of the Public Offering Price will vary with the price you pay to purchase Units. So, for example, if you buy 100 Units for $1,000
(including the Initial Sales Charge of $10.00 and hold the Units until the Trust terminates, you will pay a Total Sales Charge of $40.00 or 4.00% of the acquisition price for such Units. If, however, you buy 100 Units for $950.00 (including the Initial Sales Charge of $9.50), you will pay a Total Sales Charge of $39.50 or 4.16% of the acquisition price for such Units.

 The monthly Deferred Sales Charge is a charge of $2.50 per 100 Units and is accrued in six (6) installments each year of the Trust during the first (1st) and second (2nd) full years of the life of the Trust ($15.00 annual total). Units purchased after an accrual date for a Deferred
Sales Charge installment are not subject to any Deferred Sales Charge installments prior to such purchase date. Units redeemed or repurchased prior to the accrual of the final Deferred Sales
Charge installment will have the amount of any installments remaining deducted from the redemption or repurchase proceeds, although this deduction will be waived in the event of death or disability (as defined in the Internal Revenue
Code) of an investor. If Units are sold, redeemed or exchanged prior to May 1, 2000, only the balance of the Deferred Sales Charges remaining for the first year of the Trust will be deducted.
If Units are sold, redeemed or exchanged on or after May 1, 2000, the remaining balance of the Deferred Sales Charges for the second year of the Trust will be deducted.

 It is anticipated that the Securities will not be sold to pay the Deferred Sales Charges until after the date of the final installment in the first and second years of the Trust. Investors will be at risk for market price fluctuations in the Securities from the several installment accrual dates to the dates of actual sales of Securities to satisfy this liability.

 A discount in the sales charge is available to volume purchasers of Units due to economies of scale in sales effort and sales related expenses relating to volume purchases. The sales charge applicable to volume purchasers of Units is reduced on a graduated scale as set forth below for sales made on a single day to any person of at least $50,000 or 5,000 Units, applied on whichever basis is more favorable to the purchaser.

Sales Charges on the Initial Date of Deposit through April 5, 2001

                     As % of   As % of
                     Public    Net
Aggregate Dollar     Offering  Amount
Value of Units*      Price     Invested
Less than $50,000... 1.00%     1.01%
$50,000 to $99,999..  .75      ---
$100,000 to $249,999  .50      ---
$250,000 to $499,999  .25      ---
$500,000 to $999,999  .00      ---
$1,000,000 or more..  negotiable

Sales Charges on the Initial Date of Deposit
through April 5, 2001
                    Total Sales Charge
                                       Maximum
                                       Dollar
                                       Amount
                     As % of  As % of  Deferred
                     Public   Net      Sales
Aggregate Dollar     Offering Amount   Charge per
Value of Units*      Price    Invested 100 Units
Less than $50,000....1.01%    4.17%    $30.00
$50,000 to $99,999...3.75     3.90     $30.00
$100,000 to $249,999.3.50     3.63     $30.00
$250,000 to $499,999.3.25     3.36     $30.00
$500,000 to $999,999.3.00     3.09     $30.00
$1,000,000 or more.. negotiable

Sales Charges from April 6, 2001 through April
30, 2002

                       Initial Sale Charge
                       As % of   As % of
                       Public    Net      Deferred
Aggregate Dollar       Offering  Amount   Sales
Value of Units*        Price     Invested Charge
Less than $50,000......2.50%     2.56%    None
$50,000 to $99,999.....2.00      2.04
$100,000 to $249,999...1.75      1.78
$250,000 to $499,999...1.50      1.52
$500,000 to $999,999...1.25      1.27
$1,000,000 or more.....1.00      1.01

Sales Charges from May 1, 2002 and Thereafter

                       Initial
                       Sales
                       Charge
                       As % of   As % of
                       Public    Net      Deferred
Aggregate Dollar       Offering  Amount   Sales
Value of Units*        Price     Invested Charge
Less than $50,000......2.00%     2.04%    None
$50,000 to $99,999.....1.75      1.78
$100,000 to $249,999...1.50      1.52
$250,000 to $499,999...1.25      1.27
$500,000 to $999,999...1.00      1.01
$1,000,000 or more..... .75      ---

__________________
* The sales charge applicable to volume
purchasers according to the table above will be applied on either a dollar or Unit basis, depending upon which basis provides a more favorable purchase price to the purchaser.

 The volume discount on the Initial Sales Charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this Trust will not be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced Initial Sales
Charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

 No Initial Sales Charge will be imposed on Units of the Trust acquired by Unitholders in connection with participation in the Reinvestment
Plan (see "Reinvestment Plan").

 Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor does not intend to impose a sales charge on such employee sales.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this Growth
Stock Series 22 of the PaineWebber Equity Trust for units of one or more of any series of PaineWebber Municipal Bond Fund (the "PaineWebber
Series"); The Municipal Bond Trust (the "National
Series"); The Municipal Bond Trust, Multi-State
Program (the "Multi-State Series"); The Municipal
Bond Trust, California Series (the "California
Series"); The Corporate Bond Trust (the
"Corporate Series"); PaineWebber Pathfinder's
Trust (the "Pathfinder's Trust"); the PaineWebber
Federal Government Trust (the "Government
Series"); The Municipal Bond Trust, Insured
Series (the "Insured Series"); or the PaineWebber
Equity Trust (the "Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge as discussed below. Unitholders of this Trust are not eligible for the Exchange
Option into any Exchange Trust designated as a rollover series for the 30 day period prior to termination of such Exchange Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option.

 Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option.
Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A
Unitholder who purchased Units of this Growth
Stock Series 22 and paid the Initial Sales Charge and any Deferred Sales Charges that, in total, was an amount less than the per Unit, per 100
Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering
Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit
Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange. Owners of Units of this Growth Stock Series 22 electing to use the Exchange Option in connection with units of other Exchange Trusts subject to a deferred sales charge ("Deferred Sales Charge Units") will be permitted to acquire Deferred Sales Charge Units, at their then-current net asset value, with no Initial Sales Charge imposed. Deferred Sales
Charge Units acquired through the Exchange Option will continue to be subject to the deferred sales charge installments remaining on those Deferred
Sales Charge Units so acquired.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this Growth
Stock Series 22 and units of the applicable
Exchange Trust and there are units of the applicable Exchange Trust available for sale.
While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole
Units only. Any excess proceeds from Unitholders'
Units being surrendered will be returned.
Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units pursuant to the Exchange Option generally will constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss at the time of exchange. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in particular cases.

 The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time with notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this Growth Stock Series 22 to purchase Units of one or more of the Exchange
Trusts from the Sponsor. If Units of the applicable outstanding series of the Exchange
Trust are at that time available for sale, and if such Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged.
The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed documents. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securities in the Exchange Trust plus the reduced sales charge.
Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling
Unitholder.

 Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% (a
"Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units
("Conversion Trust Units") directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit, per 100
Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000
Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange
Option (except that no secondary market is required for Conversion Trust Units). Owners of
Conversion Trust Units will be permitted to use the cash proceeds received from the sale or redemption of those units to acquire units of this Growth Stock Series 22, or any other
Deferred Sales Charge Units, at their then-current net asset value, with no Initial Sales
Charge imposed. Deferred Sales Charge Units acquired through the Conversion Option will continue to be subject to the deferred sales charge installments remaining on those Deferred
Sales Charge Units so acquired. To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the purchase of the units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time with notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section herein.

 Distribution of Units. The minimum purchase in the initial public offering is $250. Only whole
Units may be purchased.

 The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National Association of Securities Dealers, Inc. ("NASD") at prices which include a concession of $20 per 100 Units in the first year, and $12 per 100 Units in the second year, of the Trust, subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities
Act of 1933.

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The
Sponsor may cease to maintain such a market at any time, and from time to time, without notice.
In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $500,000 may be redeemed "in kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any of the stocks in the Trust, nor that of the Units.

 Investors should note the Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 The Sponsor may redeem any Units it has
purchased in the secondary market if it
determines for any reason that it is undesirable to continue to hold these Units in its inventory.
Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units and its estimate of the time required to sell the Units and general market conditions.

 A Unitholder who wishes to dispose of his Units should inquire of his bank or broker as to current market prices in order to determine if over-the-counter prices exist in excess of the redemption price and the repurchase price (see
"Redemption").

 Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Stocks to the Sponsor and the price at which it deposits the Stocks in the Trust in exchange for Units, which is the value of the Stocks, determined by the Trustee as described under "Valuation". The cost of Stock to the Sponsor includes the amount paid by the Sponsor for brokerage commissions. These amounts are an expense of the Trust.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.

 In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during the period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

                 REDEMPTION

 Units may be tendered to Investors Bank & Trust
Company for redemption at its office in person, or by mail at Hancock Towers, 200 Clarendon
Street, Boston, MA 02116 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time, there are no such taxes. No redemption fee will be charged by the Sponsor or Trustee, but any remaining Deferred Sales Charge installments will be deducted at that time. A written instrument of redemption must be signed by the Unitholder.
Unitholders must sign exactly as their names appear on the records of the Trustee with signatures guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units tendered to the Trustee for redemption will be cancelled, if not repurchased by the Sponsor.

 Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee.
The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation by the number of Units outstanding. (See "Valuation.")
Unitholders who redeem prior to the accrual of the final Deferred Sales Charges installment, may, depending upon the date of such redemption, have the amount of any installments remaining deducted from their redemption proceeds or deducted in calculating an in-kind redemption, although this deduction will be waived in the event of death or disability (as defined in the Internal Revenue Code) of an investor (see
"Public Offering of Units").

 A redemption request is deemed received on the business day (see "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00 p.m., it is deemed received on the next business day.
During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request.
Proceeds of a redemption will be paid to the Unitholder no later than the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).

 With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient and for remaining amounts, from the Capital Account. The Trustee is empowered, to the extent necessary, to sell
Securities to meet redemptions. The Trustee will sell Securities in such manner as is directed by the Sponsor. In the event no such direction is given. Stocks will be sold pro rata, to the extent possible, and if not possible, the Trustee may designate Securities to be sold. (See
"Administration of the Trust.") However, with respect to redemption requests in excess of $500,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem Units
"in kind" by distributing Stocks to the redeeming
Unitholder. When Stocks are so distributed, a proportionate amount of each Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation." A
Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Stocks distributed into cash. The availability of redemption "in kind" is subject to compliance with all applicable laws and regulations, including the Securities Act of 1933, as amended.

 To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. In addition, because of the minimum amounts in which Securities are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock
Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

 The Trustee will calculate the Trust's value
(the "Trust Fund Evaluation") per Unit at the
Evaluation Time set forth under "Summary of Essential Information Regarding the Trust" (1) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (2) on the business day on which any Unit is tendered for redemption, (3) on any other day desired by the Sponsor or the Trustee and (4) upon termination, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below, (b) cash on hand in the Trust, including dividends receivable on Stock trading ex-dividend and income accrued held but not yet distributed (other than any cash held in any reserve account established under the Indenture or cash held for the purchase of Contract Securities) and (c) accounts receivable for Securities sold and any other assets of the Trust not included in (a) and (b) above, and deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee and the Sponsor
(including legal and auditing expenses), other
Trust expenses and any accrued Deferred Sales
Charge installment not yet paid to the Sponsor
(x) cash allocated for distributions to
Unitholders and amounts owed to the Sponsor in reimbursement of Initial Organizational Costs and
(y) accounts payable for Units tendered for redemption and any other liabilities of the Trust
Fund not included in (v), (w), (x) and (y) above.
The per Unit Trust Fund Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof. Business days do not include Saturdays, Sundays, New Year's Day, Martin Luther King, Jr.
Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and
Christmas Day and other days that the New York
Stock Exchange is closed.

 The value of Stocks shall be determined by the Trustee in good faith in the following manner:
(1) if the domestic Stocks are listed on one or more national securities exchanges or on the National Market System maintained by the National
Association of Securities Dealers Automated
Quotations System, such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof (deemed to be the New
York Stock Exchange in the case of the domestic
Stocks if such Stocks are listed thereon), (2) if there is no such appropriate closing sales price on such exchange or system, at the mean between the closing bid and asked prices on such exchange or system (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Stocks are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price in the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Stock in good faith on the bid side of the market or (d) by any combination thereof. The tender of a Stock pursuant to a tender offer will not affect the method of valuing such Stock.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 The Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions. On the business day prior to the Initial Date of Deposit, the Public Offering
Price per Unit (which figure includes the Initial
Sales Charge) exceeded the Redemption Value. (See
"Essential Information"). The prices of Stocks are expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units. Also, as of the close of the initial public offering period, the Redemption Value per Unit will be reduced to reflect the sale of Securities made to reimburse the Sponsor for the Initial Organizational Costs.

              EXPENSES OF THE TRUST

 The cost of the preparation and printing of the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, and expenses incurred in establishing the Trust, including legal and auditing fees (the
"Organizational Expenses"), will be paid by the Trust, as is common for mutual funds.
Historically, the Sponsors of Unit Trusts have paid all organizational expenses. The Sponsor will receive no fee from the Trust for its services in establishing the Trust.

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The
Sponsor's fee, which is not to exceed $.0035 per Unit per calendar year, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the PaineWebber Equity Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $.0170 per Unit, based on the largest number of Units outstanding during the previous month. In addition, the regular and recurring expenses of the Trust are estimated to be $.0095 which include, but are not limited to certain mailing, printing, and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.

 The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or, if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by the Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital
Account (see "Administration of the Trust--
Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges;
(4) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).

 The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any annual audit expense which exceeds $.0050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financial statements upon request.

 The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Stocks are expected to be sufficient to pay the entire amount of estimated expenses of the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell
Securities to meet the expenses of the Trust.
Securities will be selected in the same manner as is set forth under "Redemption".

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued.

                DISTRIBUTIONS

 The Trustee will distribute net dividends and interest, if any, from the Income Account on the quarterly Distribution Dates to Unitholders of record on the preceding Record Date.
Distributions from the Capital Account will be made on annual Distribution Dates to Unitholders of record on the preceding Record Date.
Distributions of less than $.0500 per Unit need not be made from the Capital Account on any Distribution Date. See "Essential Information".
Whenever required for regulatory or tax purposes, the Trustee will make special distributions of any dividends or capital on special Distribution
Dates to Unitholders of record on special Record
Dates declared by the Trustee.

 Unitholders may elect to have their Income
Account and Capital Account distributions automatically reinvested into additional Units of the Trust at no Initial Sales Charge. (See
"Reinvestment Plan").

 Upon termination of the Trust, each Unitholder of record on such date will receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust. (See
"Termination of the Trust".)

               REINVESTMENT PLAN

 Income Account and Capital Account distributions on Units may be reinvested by participating in the Trust's Reinvestment Plan (the "Reinvestment
Plan"). To participate in the Reinvestment Plan, a Unitholder must contact his broker, dealer or financial institution to determine whether he may participate in the Reinvestment Plan. Under the Reinvestment Plan, the Units acquired for current
Unitholders will be either Units already held in inventory by the Sponsor or new Units created by the Sponsor's deposit of Additional Securities, contracts to purchase Additional Securities or cash (or a bank letter of credit in lieu of cash) with instructions to purchase Additional
Securities. Deposits or purchases of additional
Securities will be made so as to maintain the percentage relationships of shares of Stocks, except as discussed under "The Trust". Purchases made pursuant to the Reinvestment Plan will be made without any Initial Sales Charge at the net asset value for Units of the Trust; of course, such Units will be subject to the Deferred Sales
Charges remaining on Units received. Under the Reinvestment Plan, the Trust will pay the distributions to the Trustee which in turn will purchase for those participating Unitholders whole Units of the Trust at the price determined as of the close of business on the Distribution
Date and will add such Units to the Unitholder's account. The Unitholder's account statement will reflect the reinvestment. The Trustee will not issue fractional Units, thus any cash remaining after purchasing the maximum number of whole
Units will be distributed to the Unitholder.
Unitholders wishing to terminate their
participation in the Reinvestment Plan must notify their broker, dealer or financial institution of such decision. The Sponsor reserves the right to amend, modify or terminate the Reinvestment Plan at any time without prior notice.

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends and interest received on Securities, proceeds from the sale of Securities or other moneys received by the Trustee on behalf of the Trust may be held in trust in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to an Income Account dividends, if any, and interest income, on Securities in the Trust. All other receipts (i.e., return of principal and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust.
(See "Expenses and Charges.") In addition, the
Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")

 In addition, distributions of amounts necessary to pay (1) the Initial Organizational Costs and
(2) the Deferred Sales Charges will be made from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, to special accounts maintained by the Trustee for purposes of (1) reimbursing the Sponsor and (2) satisfying Unitholders' Deferred Sales Charges obligations, respectively. To the extent that funds are not available in the Capital Account to meet certain charges or expenses, the Trustee may sell Securities. Upon notification from the Sponsor that the initial offering period is terminated, the Trustee, at the direction of the Sponsor, will cause the sale of Securities in an amount equal to the Initial Organizational Costs as certified to it by the Sponsor. Although the Sponsor may collect the Deferred Sales Charges monthly, currently the Sponsor does not anticipate sales of Securities to pay such sales charges until after April 5, 2000 and April 6,
2001.

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With any distribution from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of Unitholders, a current list of underlying Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within a reasonable period of time after the end of each calendar year, commencing with calendar year 1999, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any Securities sold during the year and the Securities held at the end of such year; (3) the Trust Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security under the following circumstances:

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of a materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends or interest on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends on such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such Securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

 (6) upon a decrease in the Sponsor's internal rating of the Security;

 (7) if the sale of such Securities is desirable to maintain the qualification of the Trust Fund as a "regulated investment company"; or

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 Securities may also be tendered or sold in the event of a tender offer, merger or acquisition in the manner described under "The Trust." The
Trustee may also dispose of Securities where necessary to pay Initial Organizational Costs, Trust expenses, Deferred Sales Charge installments or to satisfy redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders.

 The Indenture may also be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to implement a program to reinvest cash proceeds received by the Trust in connection with corporate actions and in other situations, when and if the Sponsor receives a favorable response to the no-action letter request which it intends to submit to the Division of Investment
Management at the SEC discussed above (see
"Distributions"). There can be no assurance that a favorable no-action letter response will be received.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders' rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate on the Mandatory Termination Date. If the value of the Trust as shown by any evaluation is less than fifty per cent (50%) of the market value of the Stocks upon completion of the deposit of Stocks, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination
Date.

 Unless advised to the contrary by the Sponsor, approximately 20 days prior to the termination of the Trust the Trustee will begin to sell the Securities held in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Moneys held upon the sale of Securities may be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Securities in the Trust in the period prior to termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

                  SPONSOR

 The Sponsor, PaineWebber Incorporated, is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues.
The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                CODE OF ETHICS

 The Trust and the Sponsor have each adopted a code of ethics effective March 1, 2000 regarding personal securities transactions by the Sponsor's employees. The Code permits employee investments in securities, including securities that may be purchased or held by the Trust. The Code is designed to prevent fraud, deception and misconduct against the Trust and to provide for reporting of personal securities transactions by certain employees. The Code is on file with the Commission and can be reviewed and copied at the Commission's Public Reference Room in Washington,
DC.  For information on operations of the Public
Reference room, call the Commission at (202) 942-
8090.  The Code is available on the EDGAR
Database on the Commission's Internet site at http:/www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
Washington, DC 20549-0102.

                  TRUSTEE

 The Trustee is Investors Bank & Trust Company, a
Massachusetts trust company with its principal office at Hancock Towers, 200 Clarendon Street,
Boston, Massachusetts 02116, toll-free number
800-356-2754, which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal Deposit Insurance Corporation and the
Board of Governors of the Federal Reserve System.

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.

              INDEPENDENT AUDITORS

 The Statement of Net Assets and Schedule of
Investments audited by Ernst & Young LLP, independent auditors, have been included in reliance on their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

 The legality of the Units offered hereby has been passed upon by Carter, Ledyard & Milburn, 2
Wall Street, New York, New York, as counsel for the Sponsor.

                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.C1     Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C2     Consent of Independent Auditors
          EX-99.A1     Code of Ethics of PaineWebber Unit Trust
                       Department effective as of March 1, 2000
                       (incorporated by reference to Exhibit 99.A1
                       to Post Effective Amendment Number 9 to Form
                       S-6 for the Municipal Bond Trust, Series 229,
                       (Reg. No. 33-34397), filed with the Commission
                       on April 7, 2000).
                             FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, The PaineWebber Equity Trust, Growth
  Stock Series 22 certifies that it meets all of the
  requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 29th day of August, 2000.
                     PAINEWEBBER EQUITY TRUST,
                   GROWTH STOCK SERIES 22
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New York, on this 29th day of August, 2000.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer
                              and Director of PaineWebber Incorporated*
  Regina A. Dolan             Executive Vice President,
                              Chief Financial Officer and
                              Director of PaineWebber Incorporated*
  Joseph J. Grano, Jr.        President and
                              Director of PaineWebber Incorporated*
  Steve P. Baum               Executive Vice President and
                              Director of PaineWebber Incorporated*
  Robert H. Silver            Executive Vice President and
                              Director of PaineWebber Incorporated*
  Mark B. Sutton              Executive Vice President and
                              Director of PaineWebber Incorporated*
  Margo N. Alexander          Executive Vice President and
                              Director of PaineWebber Incorporated*
  Terry L. Atkinson           Managing Director and
                              Director of PaineWebber Incorporated*
  Brian M. Barefoot           Executive Vice President and
                              Director of PaineWebber Incorporated*
  Michael Culp                Managing Director and
                              Director of PaineWebber Incorporated*
  Edward M. Kerschner         Managing Director and
                              Director of PaineWebber Incorporated*
  James P. MacGilvray         Executive Vice President and
                              Director of PaineWebber Incorporated*
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been previously filed with the Securities and Exchange Commission with the Post Effective Amendment to the Registration Statement File No. 2-61279.